Restatement (Tables)	3 Months Ended
Mar. 31, 2013
Restatement [Abstract]
Summary of previously-stated and corrected balances of statement of operations

	Quarter Ended March 31, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustments		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$14,208	$15,522	7	$29,730
Salaries and wages	180,000	(150,000)	1	30,000
Total operating expenses	1,048,867	(134,478)		914,389
Other income (expenses)
Interest expense	(289,223)	227,893	5	(61,330)
Total other income (expense)	(290,003)	227,893		(62,110)
Net Loss	(683,515)	362,371		(321,144)
Net income attributable to non-controlling interest	5,051	-		5,051
Net Loss attributable to InterCloud Systems, Inc	(678,464)	362,371		(316,093)
Less dividends on Series C,D,E,F and H Preferred stock	(17,722)	-		(17,722)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(696,186)	$362,371		$(333,815)

	As of March 31, 2012
	As Previously
Consolidated Balance Sheet	Reported	Adjustments		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	54,420	$(54,420)	5	$-
Total current assets	$801,923	(54,420)		747,503
Intangible assets, net	717,236	493,859	7	1,211,095
Total assets	2,139,980	439,439		2,579,419
Current liabilities
Accounts payable	447,724	200,000	6	647,724
Contingent consideration	-	141,607	7	141,607
Total current liabilities	1,401,136	341,607		1,742,743
Derivative liabilities	1,923	37,414	4	39,337
Total other liabilities	1,842,009	37,414		1,879,423
Series C Preferred stock	-	800,000	14	800,000
Series D Preferred stock	-	605,872	12	605,872
Total temporary equity	318,839	1,405,872		1,724,711
Stockholders' equity (deficit)
Series C Preferred stock	1	(1)	14	-
Series D Preferred Stock	566	(566)	12	-
Additional paid-in capital	8,768,447	(985,224)	1,10	7,783,223
Accumulated deficit	(10,317,112)	(359,663)	1,4,5,6,7	(10,676,775)
Total stockholders' deficit	(1,421,554)	(1,345,454)		(2,767,008)
Total liabilities, non-controlling interest and stockholders' deficit	$2,139,980	$439,439		$2,579,419

	Quarter Ended June 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$25,002	$15,522	7	$40,524
Salaries and wages	200,000	(200,000)	1	-
Total operating expenses	882,462	(184,478)		697,984
Other income (expenses)
Interest expense	(287,120)	24,191	5	(262,929)
Total other income (expense)	(287,607)	24,191		(263,416)
Net loss	(719,743)	208,669		(511,074)
Net income attributable to non-controlling interest	11,897	-		11,897
Net Loss attributable to InterCloud Systems, Inc	(707,846)	208,669		(499,177)
Less dividends on Series C,D,E,F and H Preferred stock	(35,236)	-		(35,236)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(743,082)	$208,669		$(534,413)

	Six Months Ended June 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$39,210	$31,044	7	$70,254
Salaries and wages	380,000	(350,000)	1	30,000
Total operating expenses	1,954,708	(318,956)		1,635,752
Other income (expenses)
Interest expense	(594,064)	252,084	5	(341,980)
Total other income (expense)	(571,953)	252,084		(319,869)
Net loss	(1,403,258)	571,040		(832,218)
Net income attributable to non-controlling interest	16,948	-		16,948
Net Loss attributable to InterCloud Systems, Inc	(1,386,310)	571,040		(815,270)
Less dividends on Series C,D,E,F and H Preferred stock	(52,958)	-		(52,958)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(1,439,268)	$571,040		$(868,228)

	As of June 30, 2012
Consolidated Balance Sheet	As Previously Reported	Adjustment		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	$30,229	$(30,229)	5	$-
Total current assets	703,343	(30,229)		673,114
Intangible assets, net	717,236	478,337	7	1,195,573
Total assets	2,122,107	448,108		2,570,215
Current liabilities
Accounts payable	653,687	200,000	6	853,687
Contingent consideration	-	141,607	7	141,607
Total current liabilities	2,877,016	341,607		3,218,623
Derivative liabilities	1,013	37,414	4	38,427
Total other liabilities	512,766	37,414		550,180
Series C Preferred stock		1,150,000	14	1,150,000
Series D Preferred stock		605,872	12	605,872
Total temporary equity	326,750	1,755,872		2,082,622
Stockholders' equity (deficit)
Series C Preferred stock	1	(1)	14	-
Series D Preferred Stock	566	(566)	12	-
Additional paid-in capital	9,355,272	(1,535,224)	2,12	7,820,048
Accumulated deficit	(11,082,070)	(150,994)	1,4,5,6,7	(11,233,064)
Total stockholders' deficit	(1,594,425)	(1,686,785)		(3,281,210)
Total liabilities, non-controlling interest and stockholders' deficit	$2,122,107	$448,108		$2,570,215

	Quarter Ended September 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$41,434	$39,314	7	$80,748
Salaries and wages	223,998	152,344	1	376,342
Total operating expenses	882,462	191,658		1,074,120
Other income (expenses)
Interest expense	(723,675)	-		(723,675)
Change in fair value of derivative	(360,868)	360,738	9	(130)
Gain (loss) from deconsolidation of Digital	(880,393)	1,462,429	8	582,036
Total other income (expense)	(2,017,975)	1,823,167		(194,808)
Net loss	(2,442,410)	1,631,509		(810,901)
Net income attributable to non-controlling interest	16,163	-		16,163
Net Loss attributable to InterCloud Systems, Inc	(2,426,247)	1,631,509		(794,738)
Less dividends on Series C,D,E,F and H Preferred stock	(52,999)	-		(52,999)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(2,479,246)	$1,631,509		$(847,737)

	Nine Months Ended September 30, 2012
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses	(unaudited)	(unaudited)		(unaudited)
Depreciation and amortization	$80,644	$70,358	7	$151,002
Salaries and wages	603,998	(197,656)	1	406,342
Total operating expenses	3,653,187	(127,298)		3,525,889
Other income (expenses)
Change in fair value of derivative	(360,738)	360,738	9	-
Gain (loss) from deconsolidation of Digital	(880,393)	1,462,429	8	582,036
Interest expense	(1,370,738)	252,084	5	(1,118,654)
Total other income (expense)	(2,589,888)	2,075,251		(514,637)
Net loss	(3,845,628)	2,169,438		(1,676,190)
Net income attributable to non-controlling interest	33,111	33,111		66,222
Net Loss attributable to InterCloud Systems, Inc	(3,812,517)	2,202,549		(1,609,968)
Less dividends on Series C,D,E,F and H Preferred stock	(105,957)	-		(105,957)
Net Loss attributable to InterCloud Systems, Inc common stockholders	$(3,918,474)	$2,202,549		$(1,715,925)

	As of September 30, 2012
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
	(Unaudited)	(Unaudited)		(Unaudited)
Current assets
Deferred loan costs	$1,823,465	$(1,529,830)	5	$293,635
Total current assets	9,779,553	(1,529,830)		8,249,723
Goodwill and Intangible assets, net	15,731,611	3,013,825	7	18,745,436
Note receivable - related party	125,000	(125,000)		-
Investment in Digital	83,333	(83,333)		-
Deferred loan costs, net of current portion	-	1,499,601	7	1,499,601
Total assets	26,177,676	2,775,263		28,952,939
Current liabilities
Accounts payable	1,250,170	200,000	6	1,450,170
Notes payable, acquisitions	-	2,522,465	7	2,522,465
Total current liabilities	6,322,473	2,722,465		9,044,938
Term loan, net of current portion, net of debt discount	12,350,000	(193,944)		12,156,056
Derivative liabilities	361,881	(129,380)	4	232,501
Total other liabilities	12,962,324	(129,380)		12,832,944
Series A Preferred Stock	200,000	(200,000)	13	-
Series B Preferred Stock	384,063	958,216	11	1,342,279
Series D Preferred stock	-	1,491,690	12	1,491,690
Series E Preferred stock	-	2,225,000	11	2,225,000
Series F Preferred stock	4,150,000	-		4,150,000
Total temporary equity	6,734,063	4,474,906		11,208,969
Stockholders' equity (deficit)
Series A Preferred Stock	-	200	13	200
Series D Preferred Stock	566	(566)	12	-
Series E Preferred stock	4	(4)	11	-
Additional paid-in capital	13,664,000	(7,151,459)	1,8,11	6,512,541
Accumulated deficit	(13,599,948)	2,859,101	1,4,5,6,7,8	(10,740,847)
Total stockholders' deficit	158,816	(4,292,728)		(4,133,912)
Total liabilities, non-controlling interest and stockholders' deficit	$26,177,676	$2,775,263		$28,952,939

	As of December 31, 2010
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
Current liabilities
Term loans, current portion	$509,268	$(222,335)	2	$286,933
Total current liabilities	1,368,030	(222,335)		1,145,695
Stockholders' equity (deficit)
Additional paid-in capital	581,800	1,991,657	1,2	2,573,457
Accumulated deficit	(2,219,483)	(1,758,810)	1,2	(3,978,293)
Total InterCloud Systems, Inc. stockholders' deficit	(1,627,086)	222,335		(1,404,751)
Total stockholders' deficit	(1,627,086)	222,335		(1,404,751)
Total liabilities, non-controlling interest and stockholders' deficit	$430,383	$-		$430,383

	For The Year Ended December 31, 2010
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses
Salaries and wages	$1,574,374	$1,600,000	1	$3,174,374
Total operating expenses	3,203,855	597,219		3,801,074
Other income (expenses)
Interest expense	(267,368)	(158,810)	2	(426,178)
Total other income (expense)	109,420	(158,810)		(49,390)
Net loss	$(2,141,596)	$(1,758,810)		$(3,900,406)

	For The Year Ended December 31, 2011
	As Previously
Consolidated Statement of Operations	Reported	Adjustment		As Restated
Operating expenses
Salaries and wages	$5,853,600	$(800,000)	1	$5,053,600
Total operating expenses	8,994,949	(2,651,018)		6,343,931
Other income (expenses)
Change in fair value of derivative	458,754	(37,414)	2,4	421,340
Goodwill impairment	(437,000)	437,000	7	-
Interest expense	(1,240,457)	(202,772)	2,3,7	(1,443,229)
Total other income (expense)	(1,218,703)	196,814		(1,021,889)
Net loss	$(7,401,442)	$996,814		$(6,404,628)

	As of December 31, 2011
	As Previously
Consolidated Balance Sheet	Reported	Adjustment		As Restated
Current Assets
Deferred loan costs	$53,848	$(53,848)	5	$-
Total current assets	510,433	(53,848)		456,585
Goodwill	636,736	(292,750)		343,986
Intangible assets	-	802,131		802,131
Total assets	1,790,012	455,533		2,245,545
Current liabilities
Accounts payable and accrued expenses	791,302	200,000	6	991,302
Notes payable for earnouts	-	141,607	7	141,607
Term loans, current portion	876,522	228,465	2,5	1,104,987
Total current liabilities	1,787,547	570,071		2,357,618
Other liabilities
Derivative liability	1,143	37,414	4	38,557
Total other liabilities	1,635,486	37,414		1,672,900
Series D Preferred Stock	-	605,872		605,872
Total Temporary Equity	15,000	605,872		620,872
Stockholders' Equity (Deficit)
Additional paid-in capital	7,850,944	20,283	1,2,3,6,10	7,871,227
Accumulated deficit	(9,620,926)	(761,995)	1,2,3,4,10	(10,382,921)
Total InterCloud Systems, Inc. stockholders' deficit	(1,648,021)	(757,824)		(2,405,845)
Total liabilities, non-controlling interest and stockholders' deficit	$1,790,012	$455,533		$2,245,545